Investor A, Institutional | BlackRock International Index Fund
Fund Overview Key Facts about BlackRock International Index Fund
Investment Objective
The investment objective of BlackRock International Index Fund (“International Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of International Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional BlackRock International Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.43%	0.41%
Administration Fee	[1]	0.24%	0.24%
Miscellaneous Other Expenses	[1]	0.19%	0.17%
Total Annual Fund Operating Expenses	[1]	0.69%	0.42%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.09%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.60%	0.35%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and International Index Fund's share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master International Index Series.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 28-32, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.60% for Investor A Shares and 0.35% for Institutional Shares until May 1, 2014. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2014. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional BlackRock International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	61	212	375	850
Institutional Shares	36	128	228	523

Portfolio Turnover:
Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund
International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

The Fund is a “feeder” fund that invests all of its assets in Master International Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master International Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Index Series. For simplicity, this prospectus uses the terms “International Index Fund” or “Fund” to include Master International Index Series.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in International Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
— The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

— Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

— The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

— The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

— Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

— Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

— The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI EAFE Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS International Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.14% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.18% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 4.28%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional BlackRock International Index Fund	1 Year	5 Years	10 Years
Investor A	18.33%	(4.04%)	7.68%
Investor A Return After Taxes on Distributions	17.11%	(5.01%)	6.63%
Investor A Return After Taxes on Distributions and Sale of Fund Shares	11.90%	(3.96%)	6.18%
Institutional	18.58%	(3.78%)	7.96%
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.